Equity Incentive Plans - Summary of Stock Option Activity (Details) - Stock Options (Parenthetical) (Details) - shares	Jun. 30, 2026	Apr. 20, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	6,641,885
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,514,446
Performance Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,109,394	1,109,394	478,000	504,500